Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PIPE Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	$ 79,512	$ 273,124
Fair value adjustment	(79,232)	(193,612)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Ending balance	280	79,512
Abaca Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	1,024,900	3,384,085
Fair value adjustment	(996,470)	(2,359,185)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Ending balance	28,430	1,024,900
Private Placement Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	9,632	25,070
Fair value adjustment	(9,618)	(15,438)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Ending balance	14	9,632
Third Anniversary Payment Consideration [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	322,000	810,000
Fair value adjustment	(63,133)	(488,000)
Exchanged for Common Stock	258,867
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Ending balance		322,000
Forward Purchase Derivative [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance	7,309,580	7,309,580
Fair value adjustment
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants	(7,309,580)
Ending balance		$ 7,309,580